Income Taxes - Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred gain on disposal of businesses	$ 5,600,000	$ 7,500,000
Deferred acquisition costs	16,000,000.0	16,500,000
Investments, net	3,600,000	5,800,000
Policyholder and separate account reserves	8,200,000	8,300,000
Employee benefits	0	2,800,000
Total deferred tax assets	33,400,000	40,900,000
Deferred tax liabilities:
Net unrealized appreciation on securities	(53,500,000)	(43,800,000)
Other	(600,000)	(600,000)
Total deferred tax liabilities	(54,100,000)	(44,400,000)
Net deferred income tax liabilities	(20,700,000)	$ (3,500,000)
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	0
Tax credit carryforwards	$ 100,000